Recoverable taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 5,403,241	R$ 4,690,277
Current	1,685,426	2,040,008
Non-current	3,717,815	2,650,269
ICMS - State VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,394,916	1,416,708
PIS and COFINS - Federal VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	3,863,682	3,172,417
Others [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 144,643	R$ 101,152